Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000000562 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%	[1]
C000000562 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[1]
C000000562 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[1]
C000000562 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[1]
C000000562 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[1]
C000000562 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[1]
C000000562 [Member] | SBI Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
C000000562 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
C000000562 [Member] | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000000562 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[1]
C000000562 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000000562 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000000562 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000000562 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000562 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000562 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000562 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000562 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000562 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000562 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000564 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%	[2]
C000000564 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[2]
C000000564 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[2]
C000000564 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[2]
C000000564 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[2]
C000000564 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[2]
C000000564 [Member] | SBI Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[2]
C000000564 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[2]
C000000564 [Member] | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000000564 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[2]
C000000564 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000000564 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000000564 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000000564 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000564 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000564 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000000564 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000000564 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000564 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000564 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000071223 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%	[3]
C000071223 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[3]
C000071223 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[3]
C000071223 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[3]
C000071223 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[3]
C000071223 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[3]
C000071223 [Member] | SBI Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[3]
C000071223 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[3]
C000071223 [Member] | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000071223 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[3]
C000071223 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000071223 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000071223 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000071223 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000071223 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000071223 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000071223 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000071223 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000071223 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000071223 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029646 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%	[4]
C000029646 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[4]
C000029646 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[4]
C000029646 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[4]
C000029646 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[4]
C000029646 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[4]
C000029646 [Member] | SBI Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[4]
C000029646 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[4]
C000029646 [Member] | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000029646 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[4]
C000029646 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000029646 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000029646 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000029646 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000029646 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000029646 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000029646 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000029646 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029646 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029646 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120699 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.43%	[5]
C000120699 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[5]
C000120699 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[5]
C000120699 [Member] | Richter Gedeon Nyrt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[5]
C000120699 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[5]
C000120699 [Member] | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[5]
C000120699 [Member] | SBI Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[5]
C000120699 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[5]
C000120699 [Member] | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000120699 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[5]
C000120699 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000120699 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000120699 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000120699 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000120699 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000120699 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000120699 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000120699 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000120699 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000120699 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000565 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%	[6]
C000000565 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%	[6]
C000000565 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[6]
C000000565 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[6]
C000000565 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[6]
C000000565 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[6]
C000000565 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[6]
C000000565 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[6]
C000000565 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[6]
C000000565 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[6]
C000000565 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000000565 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000000565 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000565 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000565 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000565 [Member] | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000565 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000565 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000000565 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000567 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%	[7]
C000000567 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%	[7]
C000000567 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[7]
C000000567 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000000567 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[7]
C000000567 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[7]
C000000567 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[7]
C000000567 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[7]
C000000567 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[7]
C000000567 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[7]
C000000567 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000000567 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000000567 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000567 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000567 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000567 [Member] | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000567 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000567 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000000567 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000071224 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%	[8]
C000071224 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%	[8]
C000071224 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[8]
C000071224 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[8]
C000071224 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[8]
C000071224 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[8]
C000071224 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[8]
C000071224 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[8]
C000071224 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[8]
C000071224 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[8]
C000071224 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000071224 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000071224 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000071224 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000071224 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000071224 [Member] | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000071224 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000071224 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000071224 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029647 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%	[9]
C000029647 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%	[9]
C000029647 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[9]
C000029647 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[9]
C000029647 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[9]
C000029647 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[9]
C000029647 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[9]
C000029647 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[9]
C000029647 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[9]
C000029647 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[9]
C000029647 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000029647 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000029647 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000029647 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000029647 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000029647 [Member] | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029647 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000029647 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000029647 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188882 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.23%	[10]
C000188882 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%	[10]
C000188882 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[10]
C000188882 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[10]
C000188882 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[10]
C000188882 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[10]
C000188882 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[10]
C000188882 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[10]
C000188882 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[10]
C000188882 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[10]
C000188882 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000188882 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000188882 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000188882 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000188882 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000188882 [Member] | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000188882 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000188882 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000188882 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023069 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%	[11]
C000023069 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[11]
C000023069 [Member] | Luxshare Precision Industry Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[11]
C000023069 [Member] | China Yangtze Power Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[11]
C000023069 [Member] | Zijin Mining Group Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[11]
C000023069 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[11]
C000023069 [Member] | Sieyuan Electric Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[11]
C000023069 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[11]
C000023069 [Member] | NARI Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[11]
C000023069 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[11]
C000023069 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000023069 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000023069 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000023069 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023069 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000023069 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000023069 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023069 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000023069 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000023069 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023069 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023071 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%	[12]
C000023071 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[12]
C000023071 [Member] | Luxshare Precision Industry Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[12]
C000023071 [Member] | China Yangtze Power Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[12]
C000023071 [Member] | Zijin Mining Group Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[12]
C000023071 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[12]
C000023071 [Member] | Sieyuan Electric Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[12]
C000023071 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[12]
C000023071 [Member] | NARI Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[12]
C000023071 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[12]
C000023071 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000023071 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000023071 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000023071 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023071 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000023071 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000023071 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023071 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000023071 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000023071 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023071 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227292 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%	[13]
C000227292 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[13]
C000227292 [Member] | Luxshare Precision Industry Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[13]
C000227292 [Member] | China Yangtze Power Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[13]
C000227292 [Member] | Zijin Mining Group Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[13]
C000227292 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[13]
C000227292 [Member] | Sieyuan Electric Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[13]
C000227292 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[13]
C000227292 [Member] | NARI Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[13]
C000227292 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[13]
C000227292 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000227292 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000227292 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000227292 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227292 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000227292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000227292 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227292 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000227292 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000227292 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227292 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000071228 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%	[14]
C000071228 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[14]
C000071228 [Member] | Luxshare Precision Industry Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[14]
C000071228 [Member] | China Yangtze Power Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[14]
C000071228 [Member] | Zijin Mining Group Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[14]
C000071228 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[14]
C000071228 [Member] | Sieyuan Electric Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[14]
C000071228 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[14]
C000071228 [Member] | NARI Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[14]
C000071228 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[14]
C000071228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000071228 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000071228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000071228 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000071228 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000071228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000071228 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071228 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000071228 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000071228 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071228 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000188884 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.68%	[15]
C000188884 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[15]
C000188884 [Member] | Luxshare Precision Industry Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[15]
C000188884 [Member] | China Yangtze Power Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[15]
C000188884 [Member] | Zijin Mining Group Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[15]
C000188884 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[15]
C000188884 [Member] | Sieyuan Electric Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[15]
C000188884 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[15]
C000188884 [Member] | NARI Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[15]
C000188884 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[15]
C000188884 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000188884 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000188884 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000188884 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188884 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000188884 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000188884 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000188884 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000188884 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000188884 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000188884 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000076836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
Percent of Net Long Exposure	173.28%	[17]
C000076836 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000076836 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000076836 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000076836 [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076836 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000076836 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000076836 [Member] | Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000076836 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.68%	[16]
Percent of Net Long Exposure	70.69%	[17]
C000076836 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.33%	[16]
Percent of Net Long Exposure	71.88%	[17]
C000076836 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.99%	[16]
Percent of Net Long Exposure	30.71%	[17]
C000076838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
Percent of Net Long Exposure	173.28%	[19]
C000076838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000076838 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000076838 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000076838 [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076838 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000076838 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000076838 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000076838 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.68%	[18]
Percent of Net Long Exposure	70.69%	[19]
C000076838 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.33%	[18]
Percent of Net Long Exposure	71.88%	[19]
C000076838 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.99%	[18]
Percent of Net Long Exposure	30.71%	[19]
C000076839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[20]
Percent of Net Long Exposure	173.28%	[21]
C000076839 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000076839 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000076839 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000076839 [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076839 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000076839 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000076839 [Member] | Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000076839 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.68%	[20]
Percent of Net Long Exposure	70.69%	[21]
C000076839 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.33%	[20]
Percent of Net Long Exposure	71.88%	[21]
C000076839 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.99%	[20]
Percent of Net Long Exposure	30.71%	[21]
C000076840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[22]
Percent of Net Long Exposure	173.28%	[23]
C000076840 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000076840 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000076840 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000076840 [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076840 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000076840 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000076840 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000076840 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.68%	[22]
Percent of Net Long Exposure	70.69%	[23]
C000076840 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.33%	[22]
Percent of Net Long Exposure	71.88%	[23]
C000076840 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.99%	[22]
Percent of Net Long Exposure	30.71%	[23]
C000076841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[24]
Percent of Net Long Exposure	173.28%	[25]
C000076841 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000076841 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000076841 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000076841 [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076841 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000076841 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000076841 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000076841 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.68%	[24]
Percent of Net Long Exposure	70.69%	[25]
C000076841 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.33%	[24]
Percent of Net Long Exposure	71.88%	[25]
C000076841 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.99%	[24]
Percent of Net Long Exposure	30.71%	[25]
C000120702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
Percent of Net Long Exposure	173.28%	[27]
C000120702 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000120702 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000120702 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000120702 [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120702 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000120702 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000120702 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000120702 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.68%	[26]
Percent of Net Long Exposure	70.69%	[27]
C000120702 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.33%	[26]
Percent of Net Long Exposure	71.88%	[27]
C000120702 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.99%	[26]
Percent of Net Long Exposure	30.71%	[27]
C000092474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[28]
Percent of Net Long Exposure	89.84%	[29]
C000092474 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.16%	[28]
Percent of Net Long Exposure	18.40%	[29]
C000092474 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[28]
Percent of Net Long Exposure	29.39%	[29]
C000092474 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.58%	[28]
Percent of Net Long Exposure	23.47%	[29]
C000092474 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%	[28]
Percent of Net Long Exposure	18.58%	[29]
C000092474 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000092474 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000092474 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000092474 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000092474 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000092474 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[30]
Percent of Net Long Exposure	89.84%	[31]
C000092476 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.16%	[30]
Percent of Net Long Exposure	18.40%	[31]
C000092476 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[30]
Percent of Net Long Exposure	29.39%	[31]
C000092476 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.58%	[30]
Percent of Net Long Exposure	23.47%	[31]
C000092476 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%	[30]
Percent of Net Long Exposure	18.58%	[31]
C000092476 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000092476 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000092476 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000092476 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000092476 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000092476 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[32]
Percent of Net Long Exposure	89.84%	[33]
C000092477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.16%	[32]
Percent of Net Long Exposure	18.40%	[33]
C000092477 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[32]
Percent of Net Long Exposure	29.39%	[33]
C000092477 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.58%	[32]
Percent of Net Long Exposure	23.47%	[33]
C000092477 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%	[32]
Percent of Net Long Exposure	18.58%	[33]
C000092477 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000092477 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000092477 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000092477 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000092477 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000092477 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[34]
Percent of Net Long Exposure	89.84%	[35]
C000092478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.16%	[34]
Percent of Net Long Exposure	18.40%	[35]
C000092478 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[34]
Percent of Net Long Exposure	29.39%	[35]
C000092478 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.58%	[34]
Percent of Net Long Exposure	23.47%	[35]
C000092478 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%	[34]
Percent of Net Long Exposure	18.58%	[35]
C000092478 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000092478 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000092478 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000092478 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000092478 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000092478 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[36]
Percent of Net Long Exposure	89.84%	[37]
C000092479 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.16%	[36]
Percent of Net Long Exposure	18.40%	[37]
C000092479 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[36]
Percent of Net Long Exposure	29.39%	[37]
C000092479 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.58%	[36]
Percent of Net Long Exposure	23.47%	[37]
C000092479 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%	[36]
Percent of Net Long Exposure	18.58%	[37]
C000092479 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000092479 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000092479 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000092479 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000092479 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000092479 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[38]
Percent of Net Long Exposure	89.84%	[39]
C000120704 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.16%	[38]
Percent of Net Long Exposure	18.40%	[39]
C000120704 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[38]
Percent of Net Long Exposure	29.39%	[39]
C000120704 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.58%	[38]
Percent of Net Long Exposure	23.47%	[39]
C000120704 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%	[38]
Percent of Net Long Exposure	18.58%	[39]
C000120704 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000120704 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000120704 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000120704 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000120704 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000120704 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107688 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.02%	[40]
C000107688 [Member] | U S Treasury Bonds 4 75 11 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[40]
C000107688 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%	[40]
C000107688 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[40]
C000107688 [Member] | U S Treasury Notes 2 88 05 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[40]
C000107688 [Member] | U S Treasury Notes 2 88 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[40]
C000107688 [Member] | U S Treasury Notes 4 50 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[40]
C000107688 [Member] | U S Treasury Notes 4 63 04 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[40]
C000107688 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[40]
C000107688 [Member] | U S Treasury Notes 1 25 12 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[40]
C000107688 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107688 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000107688 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000107688 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000107688 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000107688 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107689 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.02%	[41]
C000107689 [Member] | U S Treasury Bonds 4 75 11 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[41]
C000107689 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%	[41]
C000107689 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[41]
C000107689 [Member] | U S Treasury Notes 2 88 05 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[41]
C000107689 [Member] | U S Treasury Notes 2 88 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[41]
C000107689 [Member] | U S Treasury Notes 4 50 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[41]
C000107689 [Member] | U S Treasury Notes 4 63 04 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[41]
C000107689 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[41]
C000107689 [Member] | U S Treasury Notes 1 25 12 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[41]
C000107689 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107689 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000107689 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000107689 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000107689 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000107689 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107690 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.02%	[42]
C000107690 [Member] | U S Treasury Bonds 4 75 11 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[42]
C000107690 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%	[42]
C000107690 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[42]
C000107690 [Member] | U S Treasury Notes 2 88 05 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[42]
C000107690 [Member] | U S Treasury Notes 2 88 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[42]
C000107690 [Member] | U S Treasury Notes 4 50 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[42]
C000107690 [Member] | U S Treasury Notes 4 63 04 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[42]
C000107690 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[42]
C000107690 [Member] | U S Treasury Notes 1 25 12 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[42]
C000107690 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107690 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000107690 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000107690 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000107690 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000107690 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107691 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.02%	[43]
C000107691 [Member] | U S Treasury Bonds 4 75 11 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[43]
C000107691 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%	[43]
C000107691 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[43]
C000107691 [Member] | U S Treasury Notes 2 88 05 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[43]
C000107691 [Member] | U S Treasury Notes 2 88 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[43]
C000107691 [Member] | U S Treasury Notes 4 50 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[43]
C000107691 [Member] | U S Treasury Notes 4 63 04 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[43]
C000107691 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[43]
C000107691 [Member] | U S Treasury Notes 1 25 12 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[43]
C000107691 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107691 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000107691 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000107691 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000107691 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000107691 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107692 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.02%	[44]
C000107692 [Member] | U S Treasury Bonds 4 75 11 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[44]
C000107692 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%	[44]
C000107692 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[44]
C000107692 [Member] | U S Treasury Notes 2 88 05 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[44]
C000107692 [Member] | U S Treasury Notes 2 88 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[44]
C000107692 [Member] | U S Treasury Notes 4 50 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[44]
C000107692 [Member] | U S Treasury Notes 4 63 04 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[44]
C000107692 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[44]
C000107692 [Member] | U S Treasury Notes 1 25 12 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[44]
C000107692 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107692 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000107692 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000107692 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000107692 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000107692 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120706 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.02%	[45]
C000120706 [Member] | U S Treasury Bonds 4 75 11 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[45]
C000120706 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%	[45]
C000120706 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[45]
C000120706 [Member] | U S Treasury Notes 2 88 05 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[45]
C000120706 [Member] | U S Treasury Notes 2 88 05 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[45]
C000120706 [Member] | U S Treasury Notes 4 50 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[45]
C000120706 [Member] | U S Treasury Notes 4 63 04 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[45]
C000120706 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[45]
C000120706 [Member] | U S Treasury Notes 1 25 12 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[45]
C000120706 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120706 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000120706 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000120706 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000120706 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000120706 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	163.93%
C000131984 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000131984 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000131984 [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131984 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131984 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131984 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000131984 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.19%
C000131984 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.04%
C000131984 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131984 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.01%
C000131984 [Member] | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000131985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	163.93%
C000131985 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000131985 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000131985 [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131985 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131985 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131985 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000131985 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.19%
C000131985 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.04%
C000131985 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131985 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.01%
C000131985 [Member] | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000131988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	163.93%
C000131988 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000131988 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000131988 [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131988 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131988 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000131988 [Member] | Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131988 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.19%
C000131988 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.04%
C000131988 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131988 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.01%
C000131988 [Member] | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000131989 [Member]
Holdings [Line Items]
Percent of Net Asset Value	163.93%
C000131989 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000131989 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000131989 [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131989 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131989 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131989 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000131989 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.19%
C000131989 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.04%
C000131989 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131989 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.01%
C000131989 [Member] | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000131986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	163.93%
C000131986 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000131986 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000131986 [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131986 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131986 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131986 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000131986 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.19%
C000131986 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.04%
C000131986 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131986 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.01%
C000131986 [Member] | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000131987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	163.93%
C000131987 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000131987 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000131987 [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131987 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131987 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131987 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000131987 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.19%
C000131987 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.04%
C000131987 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131987 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.01%
C000131987 [Member] | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
C000139750 [Member] | Vinci S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[46]
C000139750 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[46]
C000139750 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[46]
C000139750 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[46]
C000139750 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[46]
C000139750 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[46]
C000139750 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[46]
C000139750 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[46]
C000139750 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[46]
C000139750 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[46]
C000139750 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000139750 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000139750 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000139750 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000139750 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000139750 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000139751 [Member] | Vinci S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[47]
C000139751 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[47]
C000139751 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[47]
C000139751 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[47]
C000139751 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[47]
C000139751 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[47]
C000139751 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[47]
C000139751 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[47]
C000139751 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[47]
C000139751 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[47]
C000139751 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000139751 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000139751 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000139751 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000139751 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000139751 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000139752 [Member] | Vinci S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[48]
C000139752 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[48]
C000139752 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[48]
C000139752 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[48]
C000139752 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[48]
C000139752 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[48]
C000139752 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[48]
C000139752 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[48]
C000139752 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[48]
C000139752 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[48]
C000139752 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000139752 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000139752 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000139752 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000139752 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000139752 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000139753 [Member] | Vinci S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[49]
C000139753 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[49]
C000139753 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[49]
C000139753 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[49]
C000139753 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[49]
C000139753 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[49]
C000139753 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[49]
C000139753 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[49]
C000139753 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[49]
C000139753 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[49]
C000139753 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000139753 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000139753 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000139753 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000139753 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000139753 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000139754 [Member] | Vinci S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[50]
C000139754 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[50]
C000139754 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[50]
C000139754 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[50]
C000139754 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[50]
C000139754 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[50]
C000139754 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[50]
C000139754 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[50]
C000139754 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[50]
C000139754 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[50]
C000139754 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000139754 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000139754 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000139754 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000139754 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000139754 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000139755 [Member] | Vinci S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[51]
C000139755 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[51]
C000139755 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[51]
C000139755 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[51]
C000139755 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[51]
C000139755 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[51]
C000139755 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[51]
C000139755 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[51]
C000139755 [Member] | Cellnex Telecom S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[51]
C000139755 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[51]
C000139755 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000139755 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000139755 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000139755 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000139755 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000139755 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209537 [Member] | Colombian TES Series B 6 00 04 28 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[52]
C000209537 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%	[52]
C000209537 [Member] | Turkiye Government Bond 36 00 08 12 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[52]
C000209537 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[52]
C000209537 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[52]
C000209537 [Member] | Mexican Bonos Series M 8 50 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[52]
C000209537 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[52]
C000209537 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[52]
C000209537 [Member] | Republic of South Africa Government Bond Series R 213 7 00 02 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[52]
C000209537 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[52]
C000209537 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209537 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209537 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209537 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000209539 [Member] | Colombian TES Series B 6 00 04 28 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[53]
C000209539 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%	[53]
C000209539 [Member] | Turkiye Government Bond 36 00 08 12 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[53]
C000209539 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[53]
C000209539 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[53]
C000209539 [Member] | Mexican Bonos Series M 8 50 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[53]
C000209539 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[53]
C000209539 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[53]
C000209539 [Member] | Republic of South Africa Government Bond Series R 213 7 00 02 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[53]
C000209539 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[53]
C000209539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209539 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209539 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209539 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000209538 [Member] | Colombian TES Series B 6 00 04 28 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[54]
C000209538 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%	[54]
C000209538 [Member] | Turkiye Government Bond 36 00 08 12 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[54]
C000209538 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[54]
C000209538 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[54]
C000209538 [Member] | Mexican Bonos Series M 8 50 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[54]
C000209538 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[54]
C000209538 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[54]
C000209538 [Member] | Republic of South Africa Government Bond Series R 213 7 00 02 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[54]
C000209538 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[54]
C000209538 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209538 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209538 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209538 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000209540 [Member] | Colombian TES Series B 6 00 04 28 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[55]
C000209540 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%	[55]
C000209540 [Member] | Turkiye Government Bond 36 00 08 12 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[55]
C000209540 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[55]
C000209540 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[55]
C000209540 [Member] | Mexican Bonos Series M 8 50 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[55]
C000209540 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[55]
C000209540 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[55]
C000209540 [Member] | Republic of South Africa Government Bond Series R 213 7 00 02 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[55]
C000209540 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[55]
C000209540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209540 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209540 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209540 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000209536 [Member] | Colombian TES Series B 6 00 04 28 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[56]
C000209536 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%	[56]
C000209536 [Member] | Turkiye Government Bond 36 00 08 12 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[56]
C000209536 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[56]
C000209536 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[56]
C000209536 [Member] | Mexican Bonos Series M 8 50 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[56]
C000209536 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[56]
C000209536 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[56]
C000209536 [Member] | Republic of South Africa Government Bond Series R 213 7 00 02 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[56]
C000209536 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[56]
C000209536 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209536 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209536 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209536 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000209535 [Member] | Colombian TES Series B 6 00 04 28 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[57]
C000209535 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%	[57]
C000209535 [Member] | Turkiye Government Bond 36 00 08 12 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[57]
C000209535 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[57]
C000209535 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[57]
C000209535 [Member] | Mexican Bonos Series M 8 50 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[57]
C000209535 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[57]
C000209535 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[57]
C000209535 [Member] | Republic of South Africa Government Bond Series R 213 7 00 02 28 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[57]
C000209535 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[57]
C000209535 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209535 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209535 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209535 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000209552 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[58]
C000209552 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.37%	[58]
C000209552 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%	[58]
C000209552 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.86%	[58]
C000209552 [Member] | U S Treasury Notes 4 38 05 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%	[58]
C000209552 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[58]
C000209552 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[58]
C000209552 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[58]
C000209552 [Member] | U S Treasury Notes 3 88 12 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[58]
C000209552 [Member] | Invesco Emerging Markets Sovereign Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[58]
C000209552 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209552 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000209552 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000209552 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209552 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000209548 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[59]
C000209548 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.37%	[59]
C000209548 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%	[59]
C000209548 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.86%	[59]
C000209548 [Member] | U S Treasury Notes 4 38 05 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%	[59]
C000209548 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[59]
C000209548 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[59]
C000209548 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[59]
C000209548 [Member] | U S Treasury Notes 3 88 12 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[59]
C000209548 [Member] | Invesco Emerging Markets Sovereign Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[59]
C000209548 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209548 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000209548 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000209548 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209548 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000209547 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[60]
C000209547 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.37%	[60]
C000209547 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%	[60]
C000209547 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.86%	[60]
C000209547 [Member] | U S Treasury Notes 4 38 05 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%	[60]
C000209547 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[60]
C000209547 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[60]
C000209547 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[60]
C000209547 [Member] | U S Treasury Notes 3 88 12 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[60]
C000209547 [Member] | Invesco Emerging Markets Sovereign Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[60]
C000209547 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209547 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000209547 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000209547 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209547 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000209549 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[61]
C000209549 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.37%	[61]
C000209549 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%	[61]
C000209549 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.86%	[61]
C000209549 [Member] | U S Treasury Notes 4 38 05 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%	[61]
C000209549 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[61]
C000209549 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[61]
C000209549 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[61]
C000209549 [Member] | U S Treasury Notes 3 88 12 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[61]
C000209549 [Member] | Invesco Emerging Markets Sovereign Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[61]
C000209549 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209549 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000209549 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000209549 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209549 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000209550 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[62]
C000209550 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.37%	[62]
C000209550 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%	[62]
C000209550 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.86%	[62]
C000209550 [Member] | U S Treasury Notes 4 38 05 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%	[62]
C000209550 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[62]
C000209550 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[62]
C000209550 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[62]
C000209550 [Member] | U S Treasury Notes 3 88 12 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[62]
C000209550 [Member] | Invesco Emerging Markets Sovereign Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[62]
C000209550 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209550 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000209550 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000209550 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209550 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000209551 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[63]
C000209551 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.37%	[63]
C000209551 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%	[63]
C000209551 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.86%	[63]
C000209551 [Member] | U S Treasury Notes 4 38 05 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%	[63]
C000209551 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[63]
C000209551 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[63]
C000209551 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[63]
C000209551 [Member] | U S Treasury Notes 3 88 12 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[63]
C000209551 [Member] | Invesco Emerging Markets Sovereign Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[63]
C000209551 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209551 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000209551 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000209551 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209551 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000209558 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000209558 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209558 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209558 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209558 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209558 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000209557 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000209557 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209557 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209557 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209557 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209557 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000209556 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000209556 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209556 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209556 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209556 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209556 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000209555 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000209555 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209555 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209555 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209555 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209555 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000209554 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000209554 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209554 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209554 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209554 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209554 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000209553 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000209553 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209553 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209553 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209553 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209553 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000209594 [Member] | U S Treasury Bonds 4 63 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[64]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 5 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[64]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 5 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[64]
C000209594 [Member] | U S Treasury Notes 3 50 09 30 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[64]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[64]
C000209594 [Member] | U S Treasury Notes 3 50 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[64]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 2 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[64]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 4 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[64]
C000209594 [Member] | Government National Mortgage Association TBA 2 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[64]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 4 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[64]
C000209594 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000209594 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209594 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000209594 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209594 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000209594 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000209593 [Member] | U S Treasury Bonds 4 63 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[65]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 5 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[65]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 5 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[65]
C000209593 [Member] | U S Treasury Notes 3 50 09 30 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[65]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[65]
C000209593 [Member] | U S Treasury Notes 3 50 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[65]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 2 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[65]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 4 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[65]
C000209593 [Member] | Government National Mortgage Association TBA 2 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[65]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 4 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[65]
C000209593 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000209593 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209593 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000209593 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209593 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000209593 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000209592 [Member] | U S Treasury Bonds 4 63 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[66]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 5 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[66]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 5 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[66]
C000209592 [Member] | U S Treasury Notes 3 50 09 30 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[66]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[66]
C000209592 [Member] | U S Treasury Notes 3 50 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[66]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 2 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[66]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 4 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[66]
C000209592 [Member] | Government National Mortgage Association TBA 2 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[66]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 4 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[66]
C000209592 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000209592 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209592 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000209592 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209592 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000209592 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000209591 [Member] | U S Treasury Bonds 4 63 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[67]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 5 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[67]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 5 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[67]
C000209591 [Member] | U S Treasury Notes 3 50 09 30 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[67]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[67]
C000209591 [Member] | U S Treasury Notes 3 50 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[67]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 2 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[67]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 4 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[67]
C000209591 [Member] | Government National Mortgage Association TBA 2 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[67]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 4 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[67]
C000209591 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000209591 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209591 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000209591 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209591 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000209591 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000209590 [Member] | U S Treasury Bonds 4 63 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[68]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 5 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[68]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 5 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[68]
C000209590 [Member] | U S Treasury Notes 3 50 09 30 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[68]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[68]
C000209590 [Member] | U S Treasury Notes 3 50 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[68]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 2 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[68]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 4 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[68]
C000209590 [Member] | Government National Mortgage Association TBA 2 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[68]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 4 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[68]
C000209590 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000209590 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209590 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000209590 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209590 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000209590 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000209589 [Member] | U S Treasury Bonds 4 63 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[69]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 5 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[69]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 5 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[69]
C000209589 [Member] | U S Treasury Notes 3 50 09 30 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[69]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[69]
C000209589 [Member] | U S Treasury Notes 3 50 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[69]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 2 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[69]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 4 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[69]
C000209589 [Member] | Government National Mortgage Association TBA 2 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[69]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 4 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[69]
C000209589 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000209589 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000209589 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
C000209589 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209589 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000209589 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000209615 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%	[70]
C000209615 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[70]
C000209615 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[70]
C000209615 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[70]
C000209615 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[70]
C000209615 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[70]
C000209615 [Member] | Fomento Economico Mexicano S A B de C V Series CPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[70]
C000209615 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[70]
C000209615 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[70]
C000209615 [Member] | Grupo Mexico S A B de C V Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[70]
C000209615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000209615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209615 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209615 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209615 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209615 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209615 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209615 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209617 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%	[71]
C000209617 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[71]
C000209617 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[71]
C000209617 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[71]
C000209617 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[71]
C000209617 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[71]
C000209617 [Member] | Fomento Economico Mexicano S A B de C V Series CPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[71]
C000209617 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[71]
C000209617 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[71]
C000209617 [Member] | Grupo Mexico S A B de C V Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[71]
C000209617 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000209617 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209617 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209617 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209617 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209617 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209617 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209617 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209617 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209617 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209617 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209616 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%	[72]
C000209616 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[72]
C000209616 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[72]
C000209616 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[72]
C000209616 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[72]
C000209616 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[72]
C000209616 [Member] | Fomento Economico Mexicano S A B de C V Series CPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[72]
C000209616 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[72]
C000209616 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[72]
C000209616 [Member] | Grupo Mexico S A B de C V Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[72]
C000209616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000209616 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209616 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209616 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209616 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209616 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209618 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%	[73]
C000209618 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[73]
C000209618 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[73]
C000209618 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[73]
C000209618 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[73]
C000209618 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[73]
C000209618 [Member] | Fomento Economico Mexicano S A B de C V Series CPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[73]
C000209618 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[73]
C000209618 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[73]
C000209618 [Member] | Grupo Mexico S A B de C V Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[73]
C000209618 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000209618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209618 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209618 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209618 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209618 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209618 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209618 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209618 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209614 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%	[74]
C000209614 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[74]
C000209614 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[74]
C000209614 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[74]
C000209614 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[74]
C000209614 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[74]
C000209614 [Member] | Fomento Economico Mexicano S A B de C V Series CPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[74]
C000209614 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[74]
C000209614 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[74]
C000209614 [Member] | Grupo Mexico S A B de C V Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[74]
C000209614 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000209614 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209614 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209614 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209614 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209614 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209614 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209614 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209614 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209614 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209614 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209613 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%	[75]
C000209613 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[75]
C000209613 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[75]
C000209613 [Member] | Meituan B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[75]
C000209613 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[75]
C000209613 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[75]
C000209613 [Member] | Fomento Economico Mexicano S A B de C V Series CPO [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[75]
C000209613 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[75]
C000209613 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[75]
C000209613 [Member] | Grupo Mexico S A B de C V Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[75]
C000209613 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000209613 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209613 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000209613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209613 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209613 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209613 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209613 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209613 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209613 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209613 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209627 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[76]
C000209627 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[76]
C000209627 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[76]
C000209627 [Member] | Uniform Mortgage Backed Securities TBA 5 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.33%	[76]
C000209627 [Member] | Government National Mortgage Association TBA 2 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.97%	[76]
C000209627 [Member] | Government National Mortgage Association TBA 5 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[76]
C000209627 [Member] | U S Treasury Notes 4 50 11 30 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[76]
C000209627 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[76]
C000209627 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 8 30 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[76]
C000209627 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[76]
C000209627 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209627 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209627 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000209627 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000209627 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209627 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000209627 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000209627 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000209627 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000209627 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209629 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[77]
C000209629 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[77]
C000209629 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[77]
C000209629 [Member] | Government National Mortgage Association TBA 6 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.97%	[77]
C000209629 [Member] | Uniform Mortgage Backed Securities TBA 6 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.33%	[77]
C000209629 [Member] | Government National Mortgage Association TBA 5 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[77]
C000209629 [Member] | U S Treasury Notes 4 50 11 30 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[77]
C000209629 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[77]
C000209629 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 8 30 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[77]
C000209629 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[77]
C000209629 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209629 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209629 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000209629 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000209629 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209629 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000209629 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000209629 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000209629 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000209629 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209628 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[78]
C000209628 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[78]
C000209628 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[78]
C000209628 [Member] | Government National Mortgage Association TBA 6 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.97%	[78]
C000209628 [Member] | Uniform Mortgage Backed Securities TBA 6 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.33%	[78]
C000209628 [Member] | Government National Mortgage Association TBA 5 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[78]
C000209628 [Member] | U S Treasury Notes 4 50 11 30 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[78]
C000209628 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[78]
C000209628 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 8 30 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[78]
C000209628 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[78]
C000209628 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209628 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209628 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000209628 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000209628 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209628 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000209628 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000209628 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000209628 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000209628 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209630 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[79]
C000209630 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[79]
C000209630 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[79]
C000209630 [Member] | Government National Mortgage Association TBA 6 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.97%	[79]
C000209630 [Member] | Uniform Mortgage Backed Securities TBA 6 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.33%	[79]
C000209630 [Member] | Government National Mortgage Association TBA 5 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[79]
C000209630 [Member] | U S Treasury Notes 4 50 11 30 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[79]
C000209630 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[79]
C000209630 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 8 30 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[79]
C000209630 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[79]
C000209630 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209630 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209630 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000209630 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000209630 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209630 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000209630 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000209630 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000209630 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000209630 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209626 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[80]
C000209626 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[80]
C000209626 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[80]
C000209626 [Member] | Government National Mortgage Association TBA 6 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.97%	[80]
C000209626 [Member] | Uniform Mortgage Backed Securities TBA 6 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.33%	[80]
C000209626 [Member] | Government National Mortgage Association TBA 5 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[80]
C000209626 [Member] | U S Treasury Notes 4 50 11 30 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[80]
C000209626 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[80]
C000209626 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 8 30 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[80]
C000209626 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[80]
C000209626 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209626 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209626 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000209626 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000209626 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209626 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000209626 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000209626 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000209626 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000209626 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209625 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[81]
C000209625 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[81]
C000209625 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[81]
C000209625 [Member] | Government National Mortgage Association TBA 6 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.97%	[81]
C000209625 [Member] | Uniform Mortgage Backed Securities TBA 6 00 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.33%	[81]
C000209625 [Member] | Government National Mortgage Association TBA 5 50 11 01 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[81]
C000209625 [Member] | U S Treasury Notes 4 50 11 30 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[81]
C000209625 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[81]
C000209625 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 8 30 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[81]
C000209625 [Member] | Federal National Mortgage Association 4 50 07 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[81]
C000209625 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000209625 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000209625 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000209625 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000209625 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000209625 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000209625 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000209625 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000209625 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000209625 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000209633 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[82]
C000209633 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[82]
C000209633 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[82]
C000209633 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[82]
C000209633 [Member] | United Kingdom Gilt 3 50 10 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[82]
C000209633 [Member] | U S Treasury Bills 4 51 01 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[82]
C000209633 [Member] | U S Treasury Bills 4 78 01 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[82]
C000209633 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[82]
C000209633 [Member] | Province of Quebec 5 35 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[82]
C000209633 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[82]
C000209633 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209633 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209633 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209633 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000209633 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209633 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209633 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209633 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209635 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[83]
C000209635 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[83]
C000209635 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[83]
C000209635 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[83]
C000209635 [Member] | United Kingdom Gilt 3 50 10 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[83]
C000209635 [Member] | U S Treasury Bills 4 51 01 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[83]
C000209635 [Member] | U S Treasury Bills 4 78 01 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[83]
C000209635 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[83]
C000209635 [Member] | Province of Quebec 5 35 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[83]
C000209635 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[83]
C000209635 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209635 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209635 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209635 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000209635 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209635 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209635 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209635 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209634 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[84]
C000209634 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[84]
C000209634 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[84]
C000209634 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[84]
C000209634 [Member] | United Kingdom Gilt 3 50 10 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[84]
C000209634 [Member] | U S Treasury Bills 4 51 01 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[84]
C000209634 [Member] | U S Treasury Bills 4 78 01 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[84]
C000209634 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[84]
C000209634 [Member] | Province of Quebec 5 35 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[84]
C000209634 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[84]
C000209634 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209634 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209634 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209634 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000209634 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209634 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209634 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209634 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209636 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[85]
C000209636 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[85]
C000209636 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[85]
C000209636 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[85]
C000209636 [Member] | United Kingdom Gilt 3 50 10 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[85]
C000209636 [Member] | U S Treasury Bills 4 51 01 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[85]
C000209636 [Member] | U S Treasury Bills 4 78 01 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[85]
C000209636 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[85]
C000209636 [Member] | Province of Quebec 5 35 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[85]
C000209636 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[85]
C000209636 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209636 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209636 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209636 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000209636 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209636 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209636 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209636 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209632 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[86]
C000209632 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[86]
C000209632 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[86]
C000209632 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[86]
C000209632 [Member] | United Kingdom Gilt 3 50 10 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[86]
C000209632 [Member] | U S Treasury Bills 4 51 01 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[86]
C000209632 [Member] | U S Treasury Bills 4 78 01 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[86]
C000209632 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[86]
C000209632 [Member] | Province of Quebec 5 35 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[86]
C000209632 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[86]
C000209632 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209632 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209632 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209632 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000209632 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209632 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209632 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209632 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209631 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[87]
C000209631 [Member] | Peru Government Bond 6 15 08 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[87]
C000209631 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[87]
C000209631 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[87]
C000209631 [Member] | United Kingdom Gilt 3 50 10 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[87]
C000209631 [Member] | U S Treasury Bills 4 51 01 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[87]
C000209631 [Member] | U S Treasury Bills 4 78 01 30 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[87]
C000209631 [Member] | Colombian TES Series B 7 75 09 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[87]
C000209631 [Member] | Province of Quebec 5 35 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[87]
C000209631 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[87]
C000209631 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209631 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209631 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209631 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000209631 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209631 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209631 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209631 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209639 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[88]
C000209639 [Member] | Trade Desk Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[88]
C000209639 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[88]
C000209639 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[88]
C000209639 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[88]
C000209639 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[88]
C000209639 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[88]
C000209639 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[88]
C000209639 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[88]
C000209639 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[88]
C000209639 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000209639 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209639 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209639 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209639 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209639 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209639 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000209639 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209639 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209639 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209639 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209641 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[89]
C000209641 [Member] | Trade Desk Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[89]
C000209641 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[89]
C000209641 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[89]
C000209641 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[89]
C000209641 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[89]
C000209641 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[89]
C000209641 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[89]
C000209641 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[89]
C000209641 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[89]
C000209641 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000209641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209641 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209641 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000209641 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209641 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209640 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[90]
C000209640 [Member] | Trade Desk Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[90]
C000209640 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[90]
C000209640 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[90]
C000209640 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[90]
C000209640 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[90]
C000209640 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[90]
C000209640 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[90]
C000209640 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[90]
C000209640 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[90]
C000209640 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000209640 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209640 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209640 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209640 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209640 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209640 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000209640 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209640 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209640 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209640 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209642 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[91]
C000209642 [Member] | Trade Desk Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[91]
C000209642 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[91]
C000209642 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[91]
C000209642 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[91]
C000209642 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[91]
C000209642 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[91]
C000209642 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[91]
C000209642 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[91]
C000209642 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[91]
C000209642 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000209642 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209642 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209642 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209642 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209642 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209642 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000209642 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209642 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209642 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209642 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209638 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[92]
C000209638 [Member] | Trade Desk Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[92]
C000209638 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[92]
C000209638 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[92]
C000209638 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[92]
C000209638 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[92]
C000209638 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[92]
C000209638 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[92]
C000209638 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[92]
C000209638 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[92]
C000209638 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000209638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209638 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209638 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209638 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209638 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209638 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000209638 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209638 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209638 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209638 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000209637 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[93]
C000209637 [Member] | Trade Desk Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[93]
C000209637 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[93]
C000209637 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[93]
C000209637 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[93]
C000209637 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[93]
C000209637 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[93]
C000209637 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[93]
C000209637 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[93]
C000209637 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[93]
C000209637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000209637 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209637 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209637 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000209637 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209637 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209637 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[17]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[18]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[19]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[20]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[21]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[22]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[23]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[24]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[25]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[26]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[27]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[28]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[29]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[30]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[31]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[32]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[33]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[34]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[35]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[36]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[37]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[38]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[39]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Excluding money market fund holdings, if any.
[60]	Excluding money market fund holdings, if any.
[61]	Excluding money market fund holdings, if any.
[62]	Excluding money market fund holdings, if any.
[63]	Excluding money market fund holdings, if any.
[64]	Excluding money market fund holdings, if any.
[65]	Excluding money market fund holdings, if any.
[66]	Excluding money market fund holdings, if any.
[67]	Excluding money market fund holdings, if any.
[68]	Excluding money market fund holdings, if any.
[69]	Excluding money market fund holdings, if any.
[70]	Excluding money market fund holdings, if any.
[71]	Excluding money market fund holdings, if any.
[72]	Excluding money market fund holdings, if any.
[73]	Excluding money market fund holdings, if any.
[74]	Excluding money market fund holdings, if any.
[75]	Excluding money market fund holdings, if any.
[76]	Excluding money market fund holdings, if any.
[77]	Excluding money market fund holdings, if any.
[78]	Excluding money market fund holdings, if any.
[79]	Excluding money market fund holdings, if any.
[80]	Excluding money market fund holdings, if any.
[81]	Excluding money market fund holdings, if any.
[82]	Excluding money market fund holdings, if any.
[83]	Excluding money market fund holdings, if any.
[84]	Excluding money market fund holdings, if any.
[85]	Excluding money market fund holdings, if any.
[86]	Excluding money market fund holdings, if any.
[87]	Excluding money market fund holdings, if any.
[88]	Excluding money market fund holdings, if any.
[89]	Excluding money market fund holdings, if any.
[90]	Excluding money market fund holdings, if any.
[91]	Excluding money market fund holdings, if any.
[92]	Excluding money market fund holdings, if any.
[93]	Excluding money market fund holdings, if any.